Equity (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Schedule of employee option activity
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2020	119,767	$2.58	1.37	$1,171
Granted	-
Exercised	(95,517)	2.28
Forfeited	-

Outstanding at December 31, 2020	24,250	$3.45	1.24	$380

Exercisable at December 31, 2020	24,250	$3.45	1.24	$380

Schedule of options outstanding
Exercise price	Options outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price	Options exercisable	Weighted average exercise price of exercisable options
In $
2.01-3	18,000	0.77	$2.94	18,000	$2.94
4.01-5	6,250	2.60	$4.94	6,250	$4.94
	24,250	1.24	$3.45	24,250	$3.45

Schedule of accumulated other comprehensive income (loss)
	December 31,
	2020	2019	2018

Accumulated realized and unrealized gain (loss) on available-for-sale securities, net	$-	$1	$(94)
Accumulated foreign currency translation adjustments	7,809	(351)	(6,057)
Accumulated unrealized gain on derivative instruments, net	26	26	26

Total other comprehensive income (loss)	$7,835	$(324)	$(6,125)